CONSOLIDATED STATEMENTS OF CASH FLOWS ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	₽ 11,199.0	$ 142.0	₽ 44,258.0	₽ 9,081.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	12,164.0	154.3	9,833.0	9,131.0
Amortization of intangible assets	2,613.0	33.1	2,304.0	2,108.0
Operation lease right-of-use assets amortization	9,195.0	116.6	5,466.0	4,131.0
Amortization of debt discount and issuance costs			728.0	684.0
Share-based compensation expense	9,855.0	125.0	6,552.0	4,193.0
Deferred income tax benefit/(expense)	1,845.0	23.4	(2,264.0)	(1,423.0)
Foreign exchange losses/(gains)	1,294.0	16.4	(1,169.0)	1,075.0
Effect of deconsolidation of Yandex.Market			(28,244.0)
Goodwill impairment	762.0	9.7
Amortization of contents assets	1,167.0	14.8	184.0	1.0
(Income)/loss from equity method investments	3,886.0	49.3	194.0	(353.0)
Other	355.0	4.5	(63.0)	60.0
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable, net	(3,469.0)	(44.0)	(4,705.0)	(1,996.0)
Prepaid expenses and other assets	(5,785.0)	(73.4)	(5,577.0)	(2,066.0)
Accounts payable and accrued liabilities	991.0	12.5	719.0	(930.0)
Deferred revenue	786.0	10.0	479.0	321.0
Change in content assets	(4,451.0)	(56.4)	(575.0)	(270.0)
Change in content liabilities	1,972.0	25.0	92.0	25.0
Net cash provided by operating activities	44,379.0	562.8	28,212.0	23,772.0
CASH FLOWS (USED IN)/PROVIDED BY INVESTING ACTIVITIES:
Purchases of property and equipment and intangible assets	(20,543.0)	(260.5)	(28,323.0)	(12,389.0)
Proceeds from sale of property and equipment	44.0	0.5	235.0	73.0
Acquisitions of businesses, net of cash acquired	(347.0)	(4.4)	19,844.0	(918.0)
Investments in non-marketable equity securities	(72.0)	(0.9)	(155.0)	(191.0)
Proceeds from sale of equity securities	4,612.0	58.5	34.0	267.0
Proceeds from maturity of debt securities				2,887.0
Investments in term deposits	(90,975.0)	(1,153.8)	(55,592.0)	(70,082.0)
Maturities of term deposits	57,967.0	735.2	92,469.0	72,731.0
Loans granted, net of proceeds from repayments	178.0	2.2	(372.0)	(166.0)
Deconsolidation of cash and cash equivalents of Yandex.Market			(2,181.0)
Net cash (used in)/provided by investing activities	(49,136.0)	(623.2)	25,959.0	(7,788.0)
CASH FLOWS USED IN FINANCING ACTIVITIES:
Proceeds from exercise of share options	156.0	2.0	115.0	328.0
Repurchases of share options	(88.0)	(1.1)		(77.0)
Purchase of redeemable noncontrolling interests	(747.0)	(9.5)
Proceeds from sale of noncontrolling interests	20.0	0.3
Repurchases of convertible debt				(668.0)
Repayment of convertible debt			(21,281.0)
Repurchases of ordinary shares	(1,422.0)	(18.0)	(10,085.0)
Payment for contingent consideration	(91.0)	(1.2)	(1,504.0)	(195.0)
Payment for finance leases	(240.0)	(3.0)	(3.0)
Other financing activities	18.0	0.1	(46.0)	25.0
Net cash used in financing activities	(2,394.0)	(30.4)	(32,804.0)	(587.0)
Effect of exchange rate changes on cash and cash balances	(5,282.0)	(66.9)	4,288.0	(976.0)
Net change in cash and cash balances	(12,433.0)	(157.7)	25,655.0	14,421.0
Cash and cash balances at beginning of period	68,886.0	873.7	43,231.0	28,810.0
Cash and cash balances at end of period	56,453.0	716.0	68,886.0	43,231.0
Reconciliation of cash and cash balances:
Cash and cash equivalents, beginning of period	68,798.0	872.5	42,662.0	28,232.0
Restricted cash, beginning of period	88.0	1.2	569.0	578.0
Cash and cash equivalents, end of period	56,415.0	715.5	68,798.0	42,662.0
Restricted cash, end of period	38.0	0.5	88.0	569.0
Supplemental disclosure of cash flow information:
Cash paid for income taxes	11,183.0	141.8	8,874.0	5,704.0
Cash paid for acquisitions	351.0	4.5	956.0	918.0
Interest paid			112.0	208.0
Non-cash investing activities:
Change in accounts payable for property and equipment	₽ 565.0	$ 7.2	27.0	38.0
Settlement of loans granted and interest receivable through acquisition			₽ 795.0
Settlement of investments in relation to purchases of intangible assets				173.0
Fair value of contingent consideration included in purchase price at acquisition				₽ 151.0